[QUARLES & BRADY LLP LETTERHEAD]

April 30, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington DC 20549

Re:	North Track Funds, Inc. (the "Registrant")
1933 Act Reg. No. 33-12; 1940 Act File No. 811-4401

Post-Effective Amendment No. 82 to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant named above, we enclose for filing, pursuant to Rule 485(b) of the Securities Act of 1933 (the "Securities Act"), Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Amendment further amends the Prospectus, the Statement of Additional Information and Part C for all classes of shares of the Registrant's existing series, except for the Cash Reserve Fund. The Prospectus, Statement of Additional Information and Part C were included in Post-Effective Amendment No. 81 (the "Prior Amendment") to the Registrant's Registration Statement, which was filed with the Commission on February 14, 2007 pursuant to Rule 485(a)(2) of the Securities Act, and will become effective on May 1, 2007. The Registrant has selected May 1, 2007 as the effective date of the enclosed Amendment to correspond with the effective date for the Prior Amendment.

The Amendment is being filed for the following purposes:

•
To respond to the SEC staff's comments on the Prior Amendment, which were communicated to the undersigned telephonically on April 5, 2007 by Mr. Larry Greene, the examiner who reviewed the Prior Amendment, and to implement changes to the Registration Statement the Registrant indicated it would make in a response letter filed by the Registrant with the SEC on April 24, 2007;

Securities and Exchange Commission
April 30, 2007

•	To include as an Exhibit to the Registration Statement an Opinion of Counsel; and

•	To make such other non-material changes as the Registrant deemed appropriate.

As legal counsel to the Registrant, we assisted in the preparation of the Amendment and we certify that the Amendment does not contain any disclosures that would render it ineligible to become effective automatically pursuant to Rule 485(b) under the Securities Act.

Please direct any comments or questions regarding this filing to the undersigned at (414) 277-5629.

Very truly yours, QUARLES & BRADY LLP /S/ Andrew D. Ketter Andrew D. Ketter

aketter
Enclosure

cc (w/enc):	Vinita Paul, Esq.
Fredrick G. Lautz, Esq.